Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual) [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 1,769	$ 2,559